Other non-current liabilities	12 Months Ended
Mar. 31, 2012
Other non-current liabilities
12.	Other non-current liabilities

Other non-current liabilities comprise:

	As of March 31,
	2011	2012
	US$	US$
Unearned revenues	274,342	345,224
Retirement benefits	399,341	409,261
Other liabilities	186,209	202,844

Total	859,892	957,329